Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax [Line Items]
Applicable tax rate	20.00%	20.00%	20.00%
China [Member]
Income tax [Line Items]
Applicable tax rate	25.00%	25.00%	25.00%